Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
November 30, 2024
FOO-NPRT3-0125
1.810694.120
Common Stocks - 99.8%
	Shares	Value ($)
UNITED KINGDOM - 4.0%
Consumer Staples - 4.0%
Beverages - 1.6%
Diageo PLC	699,553	20,898,976
Food Products - 1.3%
Nomad Foods Ltd	1,004,759	18,397,137
Household Products - 0.0%
Reckitt Benckiser Group PLC	637	39,513
Tobacco - 1.1%
British American Tobacco PLC ADR	393,500	14,929,390
TOTAL UNITED KINGDOM		54,265,016
UNITED STATES - 95.8%
Consumer Staples - 95.8%
Beverages - 38.4%
Boston Beer Co Inc/The Class A (a)	152,900	48,353,096
Brown-Forman Corp Class B (b)	282,100	11,870,768
Celsius Holdings Inc (a)(b)	238,800	6,793,860
Coca-Cola Co/The	2,574,118	164,949,481
Constellation Brands Inc Class A	276,484	66,618,820
Keurig Dr Pepper Inc	4,142,627	135,256,772
Monster Beverage Corp (a)	910,446	50,192,888
PepsiCo Inc	252,404	41,255,434
Primo Brands Corp Class A	82,519	2,353,441
		527,644,560
Consumer Staples Distribution & Retail - 13.5%
Albertsons Cos Inc	1,063,100	21,102,535
BJ's Wholesale Club Holdings Inc (a)	40,600	3,909,780
Target Corp	372,600	49,298,706
Walgreens Boots Alliance Inc	383,700	3,460,974
Walmart Inc	1,158,400	107,152,000
		184,923,995
Food Products - 14.4%
Archer-Daniels-Midland Co	604,500	33,005,700
Bunge Global SA	110,793	9,942,564
JM Smucker Co	453,400	53,405,986
Kraft Heinz Co/The	276,600	8,842,902
Lamb Weston Holdings Inc	170,800	13,192,592
Mondelez International Inc	670,097	43,522,800
Real Good Food Co LLC /The Class B (a)(c)	54,867	0
Real Good Food Co LLC /The Class B unit (a)(d)	54,867	14,293
Simply Good Foods Co/The (a)	128,300	5,105,057
TreeHouse Foods Inc (a)	611,808	21,009,487
Tyson Foods Inc Class A	142,666	9,201,957
		197,243,338
Household Products - 18.2%
Energizer Holdings Inc	1,318,266	50,239,117
Procter & Gamble Co/The	1,094,282	196,160,992
Reynolds Consumer Products Inc	101,900	2,821,611
		249,221,720
Personal Care Products - 9.0%
Estee Lauder Cos Inc/The Class A	913,055	65,849,527
Kenvue Inc	2,407,800	57,979,824
		123,829,351
Tobacco - 2.3%
JUUL Labs Inc Class A (a)(c)(e)	3,694,166	3,731,108
Philip Morris International Inc	209,882	27,926,899
		31,658,007
TOTAL UNITED STATES		1,314,520,971
TOTAL COMMON STOCKS (Cost $1,060,077,149)		1,368,785,987

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $12,927,800)	4.64	12,926,507	12,927,800

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,073,004,949)	1,381,713,787
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,134,054)
NET ASSETS - 100.0%	1,372,579,733

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,293 or 0.0% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,731,108 or 0.3% of net assets.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/24	3,749,468

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,663,301	82,767,044	84,430,345	69,856	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	7,105,725	229,863,943	224,041,868	6,585	-	-	12,927,800	0.0%
Total	8,769,026	312,630,987	308,472,213	76,441	-	-	12,927,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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